Equity - Issued capital and capital reserve (Details) - Common shares - € / shares		12 Months Ended
	Nov. 07, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Number of shares issued and fully paid, Beginning		19,861,340	15,861,000
Issued shares	4,000,000	2,000,000	4,000,000
Exercise of options		256,000
Number of shares issued and fully paid, Ending		22,117,643	19,861,340
Authorized common shares		79,000,000	79,000,000
Par value per share (in euros per share)	€ 0.12	€ 0.12	€ 0.12	€ 0.12